Business Combination - Summary of net cash received (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Less transaction costs	$ (28,383)	$ (3,071)
Climate Change Crisis Real Impact I Acquisition Corporation [Member]
Business Acquisition [Line Items]
Gross proceeds from PIPE	400,000
Gross proceeds from Trust Account	230,180
Less transaction costs	(58,147)
Less redemptions	(132)
Net cash received net of transactions costs and redemptions	$ 571,901